Revenue Information	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Information
19.
REVENUE INFORMATION

Revenues consisted of the following:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Product revenues	38,052,093	41,506,620	24,025,873
Service revenues	459,559	697,040	1,074,519
Total revenues	38,511,652	42,203,660	25,100,392

The following summarizes the Group’s revenues from the following geographic areas (based on the locations of customers):

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Europe	30,211,836	19,411,490	12,500,580
PRC	4,750,919	6,067,038	3,693,378
Others*	3,548,897	16,725,132	8,906,434
Total revenues	38,511,652	42,203,660	25,100,392

*Others for the year ended December 31, 2024, primarily consisted of revenue of US$5,869,229 from customer in North America, US$8,736,141 from customer in South America, and US$2,119,762 from customers in various other unspecified countries. Others for the year ended December 31, 2025, primarily consisted of revenue of US$6,653,386 from customer in North America, US$1,757,641 from customer in South America, and US$495,407 from customers in various other unspecified countries.

The Group has elected the practical expedient in ASC 606-10-50-14(a) not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.